SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

At-the-Market Programs

Since January 1, 2022, and through February 7, 2022, we sold approximately $1.2 million aggregate principal amount of Senior Notes for total proceeds of approximately $1.1 million after fees and commissions and 17.9 million shares of common stock for total proceeds of approximately $48.2 million, net of approximately $1.5 million in fees and commissions under our at-the-market debt and equity offering programs, respectively. As of the date of this filing, we have remaining availability to raise aggregate gross sales proceeds of approximately $581.9 million under our at-the-market debt and equity offering programs.

Cancellation of a Commitment to Purchase LNG Cargos

On January 26, 2022, our wholly owned subsidiary Tellurian Trading UK Ltd entered into an agreement to cancel three LNG cargos that the Company was committed to purchase in April, July and October 2022. The Company will be required to pay a cancellation fee of approximately $1.0 million for all three LNG cargos. Refer to Note 11, Commitments and Contingencies, for further information.